Offerings - Offering: 1	Jun. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.75% Convertible Senior Notes due 2032
Amount Registered | shares	287,500,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 287,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 39,703.75
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, this Calculation of Filing Fee Tables shall be deemed to update the Calculation of Filing Fee Tables filed as Exhibit 107.1 to PureCycle Technologies, Inc.'s registration statement on Form S-3 (File No. 333-296672) filed with the Securities and Exchange Commission on June 10, 2026. The Maximum Aggregate Offering Price of the securities to which the prospectus relates is $287,500,000. The prospectus to which this Exhibit is attached is a final prospectus for the related offering.